Portfolio of Investments
Columbia Disciplined Core Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	328,020	12,258,107
Entertainment 0.8%
Electronic Arts, Inc.	240,001	30,230,526
Interactive Media & Services 5.6%
Alphabet, Inc., Class A(a)	1,833,614	173,294,859
Meta Platforms, Inc., Class A(a)	483,259	45,020,409
Total		218,315,268
Media 0.1%
Interpublic Group of Companies, Inc. (The)	191,274	5,698,052
Total Communication Services		266,501,953
Consumer Discretionary 11.3%
Automobiles 0.9%
Tesla, Inc.(a)	156,924	35,706,487
Hotels, Restaurants & Leisure 1.1%
Expedia Group, Inc.(a)	468,109	43,754,148
Household Durables 1.8%
Lennar Corp., Class A	498,945	40,264,861
PulteGroup, Inc.	790,437	31,609,576
Total		71,874,437
Internet & Direct Marketing Retail 1.7%
Amazon.com, Inc.(a)	646,005	66,176,752
Specialty Retail 4.0%
AutoZone, Inc.(a)	26,661	67,529,114
O’Reilly Automotive, Inc.(a)	82,978	69,466,692
Ulta Beauty, Inc.(a)	45,840	19,223,921
Total		156,219,727
Textiles, Apparel & Luxury Goods 1.8%
PVH Corp.	124,271	6,377,588
Ralph Lauren Corp.	461,000	42,730,090
Tapestry, Inc.	288,303	9,133,439
Under Armour, Inc., Class A(a)	1,429,602	10,650,535
Total		68,891,652
Total Consumer Discretionary		442,623,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Food & Staples Retailing 1.0%
Kroger Co. (The)	846,296	40,021,338
Food Products 1.6%
General Mills, Inc.	780,327	63,659,077
Household Products 1.6%
Procter & Gamble Co. (The)	460,365	61,997,354
Tobacco 2.3%
Altria Group, Inc.	1,302,704	60,276,114
Philip Morris International, Inc.	338,616	31,101,880
Total		91,377,994
Total Consumer Staples		257,055,763
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
ConocoPhillips Co.	47,501	5,989,401
Devon Energy Corp.	80,294	6,210,741
Exxon Mobil Corp.	866,402	96,006,006
Marathon Oil Corp.	235,759	7,178,862
Marathon Petroleum Corp.	441,870	50,205,269
Valero Energy Corp.	402,100	50,483,655
Total		216,073,934
Total Energy		216,073,934
Financials 10.9%
Banks 2.6%
Citigroup, Inc.	315,900	14,487,174
Wells Fargo & Co.	1,956,311	89,970,743
Total		104,457,917
Capital Markets 2.5%
Bank of New York Mellon Corp. (The)	179,889	7,575,126
CME Group, Inc.	177,436	30,749,659
Morgan Stanley	721,682	59,300,610
Total		97,625,395
Consumer Finance 1.4%
Capital One Financial Corp.	517,497	54,865,032
Columbia Disciplined Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.4%
Aon PLC, Class A	34,733	9,776,992
Lincoln National Corp.	524,536	28,256,754
Marsh & McLennan Companies, Inc.	450,473	72,746,885
MetLife, Inc.	836,687	61,253,855
Total		172,034,486
Total Financials		428,982,830
Health Care 15.1%
Biotechnology 2.7%
AbbVie, Inc.	277,710	40,656,744
Amgen, Inc.	16,172	4,372,100
BioMarin Pharmaceutical, Inc.(a)	139,680	12,100,478
Regeneron Pharmaceuticals, Inc.(a)	25,245	18,902,194
Vertex Pharmaceuticals, Inc.(a)	90,998	28,391,376
Total		104,422,892
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	477,079	47,202,196
Hologic, Inc.(a)	187,603	12,719,484
Total		59,921,680
Health Care Providers & Services 4.0%
CVS Health Corp.	524,154	49,637,384
McKesson Corp.	184,565	71,864,074
Molina Healthcare, Inc.(a)	98,411	35,315,771
Total		156,817,229
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	42,300	5,852,205
IQVIA Holdings, Inc.(a)	342,301	71,770,251
Total		77,622,456
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	1,180,949	91,488,119
Pfizer, Inc.	2,045,035	95,196,379
Viatris, Inc.	628,562	6,367,333
Total		193,051,831
Total Health Care		591,836,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.4%
Aerospace & Defense 3.9%
General Dynamics Corp.	314,841	78,647,282
Lockheed Martin Corp.	127,799	62,197,217
Textron, Inc.	168,947	11,562,733
Total		152,407,232
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	168,159	28,212,036
Airlines 0.2%
Delta Air Lines, Inc.(a)	112,024	3,800,974
Southwest Airlines Co.(a)	103,577	3,765,024
Total		7,565,998
Commercial Services & Supplies 1.1%
Cintas Corp.	100,108	42,801,175
Electrical Equipment 0.4%
Emerson Electric Co.	213,144	18,458,270
Machinery 1.5%
Otis Worldwide Corp.	227,214	16,050,397
Parker-Hannifin Corp.	103,427	30,057,955
Snap-On, Inc.	63,403	14,078,636
Total		60,186,988
Professional Services 0.3%
Robert Half International, Inc.	151,251	11,564,652
Road & Rail 0.3%
CSX Corp.	379,355	11,024,056
Total Industrials		332,220,407
Information Technology 26.3%
Communications Equipment 2.1%
Cisco Systems, Inc.	1,800,752	81,808,163
IT Services 2.5%
MasterCard, Inc., Class A	225,939	74,148,661
VeriSign, Inc.(a)	135,065	27,075,130
Total		101,223,791

2	Columbia Disciplined Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.(a)	881,261	52,928,536
Lam Research Corp.	75,346	30,498,554
QUALCOMM, Inc.	621,516	73,127,572
Total		156,554,662
Software 10.1%
Adobe, Inc.(a)	115,116	36,664,446
Autodesk, Inc.(a)	103,431	22,165,263
Fortinet, Inc.(a)	1,335,670	76,346,897
Microsoft Corp.(b)	1,129,472	262,184,336
Total		397,360,942
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	1,950,414	299,076,483
Total Information Technology		1,036,024,041
Materials 2.4%
Chemicals 0.7%
CF Industries Holdings, Inc.	211,987	22,525,738
Dow, Inc.	151,047	7,059,937
Total		29,585,675
Metals & Mining 1.7%
Nucor Corp.	502,658	66,039,208
Total Materials		95,624,883
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Host Hotels & Resorts, Inc.	2,081,495	39,298,625
SBA Communications Corp.	54,353	14,669,875
Weyerhaeuser Co.	2,155,534	66,670,667
Total		120,639,167
Total Real Estate		120,639,167
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.6%
Electric Utilities 2.6%
American Electric Power Co., Inc.	507,908	44,655,271
Evergy, Inc.	488,037	29,833,702
NRG Energy, Inc.	621,917	27,613,115
Total		102,102,088
Total Utilities		102,102,088
Total Common Stocks (Cost $3,076,929,681)		3,889,684,357

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(c),(d)	41,549,099	41,532,479
Total Money Market Funds (Cost $41,529,680)		41,532,479
Total Investments in Securities (Cost: $3,118,459,361)		3,931,216,836
Other Assets & Liabilities, Net		1,809,812
Net Assets		3,933,026,648

At October 31, 2022, securities and/or cash totaling $5,106,860 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	164	12/2022	USD	31,840,600	2,418,182	—
S&P 500 Index E-mini	92	12/2022	USD	17,861,800	—	(286,698)
Total					2,418,182	(286,698)
Columbia Disciplined Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	24,692,126	108,417,981	(91,580,092)	2,464	41,532,479	(998)	269,542	41,549,099
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | First Quarter Report 2022

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1QT177_07_M01_(12/22)